Summary of Significant Accounting Policies (Detail Textuals) $ in Thousands			12 Months Ended
	Apr. 04, 2019	May 01, 2018	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Foreign exchange rate per US$1.00			6.3726				6.3726
Cash and cash equivalents			¥ 234,568,000		¥ 409,498,000	¥ 1,075,557,000	$ 36,809
Amount of restricted cash related to cash not yet disbursed			70,114,000		138,681,000		11,002
Amount of cash held by banks as guarantee deposits paid on contracts and other restrictions			3,998,000		26,155,000		627
Cash judicial frozen			27,271,000		31,104,000		4,279
Maximum potential undiscounted future payment to make under guarantee obligation			186,204,000		1,143,835,000		29,219
Provision for financial guarantee liabilities			76,115,000	$ 11,944	103,027,000	19,206,000
Impairment loss			241,000	38	0	0
Research and development costs			0		0	0
Research and development			22,193,000	3,483	27,144,000	81,664,000
Revenue recognized that was included in contract liabilities at the beginning			94,791,000	14,875
Advertising costs			813,000	128	1,711,000	54,167,000
Amount of expenses for employee benefits			¥ 19,634,000	$ 3,081	51,841,000	107,754,000
Number of Reportable Segments			1	1
Impairment of Goodwill			¥ 0		5,812,000	0
Percentage of VAT - first rate			13.00%	13.00%
Percentage of VAT - second rate	16.00%	13.00%	6.00%	6.00%
Percentage of VAT - third rate			3.00%	3.00%
Amount of VAT paid			¥ 71,148,000	$ 11,165	141,441,000	340,877,000
PRC
Cash and cash equivalents			216,870,000		226,754,000		$ 34,031
Goodwill [Member]
Impairment loss			0		0	0
Level 1
Fair value hierarchy			0		0	0
Adjustments due to ASC 606
Cash incentives accounted for as reduction of loan payables			¥ 0		¥ 0	¥ 0